UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  February 5, 2008

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 40



Form 13F Information Table Value
Total: 146412(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
AMER VANGUARD            COM                 030371108         2252      129780SH  SOLE                     129780
AMERICAN INDEPENDENC     COM NEW             026760405          964      106475SH  SOLE                     106475
ANALOG DEVICES           COM                 032654105         4909      154850SH  SOLE                     154850
BED BATH BEYOND          COM                 075896100         4659      158510SH  SOLE                     158510
CEMEX                    SPON ADR NEW        151290889         4411      170623SH  SOLE                     170623
COVIDIEN LTD             COM                 G2552X108         4088       92297SH  SOLE                      92297
D R HORTON INC           COM                 23331A109         2733      207550SH  SOLE                     207550
EBAY                     COM                 278642103         4964      149555SH  SOLE                     149555
FORESTAR                 COM                 346233109          526       22644SH  SOLE                      22644
GEN AMER INVS            COM                 368802104         4240      122199SH  SOLE                     122199
GENERAL ELECTRIC         COM                 369604103         5676      153105SH  SOLE                     153105
GENERAL MOTORS           COM                 370442105         3133      125900SH  SOLE                     125900
GRACO                    COM                 384109104         3850      103330SH  SOLE                     103330
GUARANTY FIN             COM                 40108N106          362       22644SH  SOLE                      22644
HESS CORP                COM                 42809H107         4740       47000SH  SOLE                      47000
ILLINOIS TOOL WKS        COM                 452308109         6915      129152SH  SOLE                     129152
INDEPENDENCE HLDG        COM NEW             453440307          842       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         6689      250910SH  SOLE                     250910
INTERPUBLIC GRP          COM                 460690100         2258      278463SH  SOLE                     278463
JP MORGAN CHASE          COM                 46625H100         5770      132180SH  SOLE                     132180
LAMAR ADVERT             CL A                512815101         3374       70180SH  SOLE                      70180
M&T BANK CORP            COM                 55261F104         4872       59730SH  SOLE                      59730
MARATHON OIL             COM                 565849106         6144      100960SH  SOLE                     100960
MICRON TECH              COM                 595112103         1709      235730SH  SOLE                     235730
MOODY'S CORP             COM                 615369105         2487       69675SH  SOLE                      69675
MOTOROLA                 COM                 620076109         2967      184950SH  SOLE                     184950
NABORS INDUSTRIES        SHS                 G6359F103         4620      168685SH  SOLE                     168685
NALCO HOLDING            COM                 62985Q101         4780      197665SH  SOLE                     197665
PLAINS EXP & PROD        COM                 726505100         6863      127087SH  SOLE                     127087
REGENERON                COM                 75886F107          304       12600SH  SOLE                      12600
SOUTHWEST AIR            COM                 844741108         4299      352405SH  SOLE                     352405
TEMPLE-INLAND            COM                 879868107         1418       68008SH  SOLE                      68008
TIME WARNER              COM                 887317105         4287      259675SH  SOLE                     259675
TYCO ELECT               COM NEW             G9144P105         2779       74855SH  SOLE                      74855
ULTRA SHORT PRO SHRS     ULTRASHRT FINL      74347R628          439        4400SH  SOLE                       4400
UNITED HEALTH            COM                 91324P102         3582       61545SH  SOLE                      61545
WESTERN UNION            COM                 959802109         3729      153590SH  SOLE                     153590
WEYERHAUSER              COM                 962166104         6232       84515SH  SOLE                      84515
WHOLE FOODS MKT          COM                 966837106         3320       81380SH  SOLE                      81380
WINNEBAGO                COM                 974637100         4226      201060SH  SOLE                     201060